Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	25
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$313,314,212.70	0.8075109	$290,862,723.77	0.7496462	$22,451,488.93
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$446,384,212.70	0.3818285	$423,932,723.77	0.3626239	$22,451,488.93

Weighted Avg. Coupon (WAC)	3.05%		3.04%
Weighted Avg. Remaining Maturity (WARM)	36.57		35.68
Pool Receivables Balance	$500,211,863.22		$477,050,621.72
Remaining Number of Receivables	42,533		41,671

Adjusted Pool Balance	$487,152,458.17		$464,700,969.24

III. COLLECTIONS

Principal:
Principal Collections	$22,121,011.47
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$700,586.98
Total Principal Collections	$22,821,598.45

Interest:
Interest Collections	$1,237,392.68
Late Fees & Other Charges	$41,100.81
Interest on Repurchase Principal	$-
Total Interest Collections	$1,278,493.49

Collection Account Interest	$10,061.79
Reserve Account Interest	$1,453.24
Servicer Advances	$-

Total Collections	$24,111,606.97

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	25
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$24,111,606.97
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,111,606.97

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$416,843.22	$-	$416,843.22	416,843.22
	Collection Account Interest					$10,061.79
	Late Fees & Other Charges					$41,100.81
Total due to Servicer						$468,005.82

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$292,426.60		$292,426.60
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$385,567.93		$385,567.93	385,567.93

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$23,152,944.22

7.	Regular Principal Distribution Amount:					22,451,488.93

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$22,451,488.93
	Class A-4 Notes				$-
	Class A Notes Total:		$22,451,488.93		$22,451,488.93
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$22,451,488.93		$22,451,488.93

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					701,455.29

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,059,405.05
Beginning Period Amount	$13,059,405.05
Current Period Amortization	$709,752.57
Ending Period Required Amount	$12,349,652.48
Ending Period Amount	$12,349,652.48
Next Distribution Date Required Amount	$11,660,844.91

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	25
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	8.37%	8.77%	8.77%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.85%	41,192	98.39%	$469,373,869.05
30 - 60 Days	0.89%	370	1.24%	$5,937,647.65
61 - 90 Days	0.22%	93	0.31%	$1,474,205.33
91-120 Days	0.04%	16	0.06%	$264,899.69
121 + Days	0.00%	0	0.00%	$-
Total		41,671		$477,050,621.72

Delinquent Receivables 30+ Days Past Due
Current Period	1.15%	479	1.61%	$7,676,752.67
1st Preceding Collection Period	1.06%	449	1.47%	$7,351,026.01
2nd Preceding Collection Period	1.13%	491	1.54%	$8,097,863.91
3rd Preceding Collection Period	1.42%	629	1.97%	$10,827,411.75
Four-Month Average	1.19%		1.65%

Repossession in Current Period		33		$450,034.03
Repossession Inventory		87		$394,840.27

Current Charge-Offs
Gross Principal of Charge-Offs				$1,040,230.03
Recoveries				$(700,586.98)
Net Loss				$339,643.05

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.81%

Average Pool Balance for Current Period				$488,631,242.47

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.83%
1st Preceding Collection Period				0.60%
2nd Preceding Collection Period				1.01%
3rd Preceding Collection Period				1.89%
Four-Month Average				1.08%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		54	1,854	$29,620,125.04
Recoveries		71	1,623	$(15,183,703.34)
Net Loss				$14,436,421.70
Cumulative Net Loss as a % of Initial Pool Balance				1.17%

Net Loss for Receivables that have experienced a Net Loss *		47	1,474	$14,452,958.31
Average Net Loss for Receivables that have experienced a Net Loss				$9,805.26

Principal Balance of Extensions				$1,483,613.59
Number of Extensions				87

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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